Deposits and Subordinated Debt - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line Items]
Interest bearing	$ 83,332
Non-interest bearing	81,723
Payables after notice	360,448
Payable on a fixed date	429,860
Total	955,363	$ 982,440
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	72,808
Non-interest bearing	69,207
Payables after notice	160,616
Payable on a fixed date	300,146
Total	602,777	618,141
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	10,416
Non-interest bearing	12,516
Payables after notice	198,172
Payable on a fixed date	81,559
Total	302,663	314,066
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	108
Payables after notice	1,660
Payable on a fixed date	48,155
Total	49,923	50,233
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,865
Non-interest bearing	1,996
Payables after notice	1,541
Payable on a fixed date	22,631
Total	31,033	32,546
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	74,618
Non-interest bearing	42,936
Payables after notice	208,601
Payable on a fixed date	231,255
Total	557,410	575,019
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,849
Non-interest bearing	36,791
Payables after notice	150,306
Payable on a fixed date	121,198
Total	312,144	320,767
Total amortized cost deposits [member]
Disclosure Of Deposits [Line Items]
Interest bearing	83,332
Non-interest bearing	81,723
Payables after notice	360,448
Payable on a fixed date	375,084
Total	900,587	928,332
Deposits at FVTPL [member]
Disclosure Of Deposits [Line Items]
Payable on a fixed date	54,776
Total	$ 54,776	$ 54,108